Schedule of Investments (unaudited)
March 31, 2024
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.9%
L3Harris Technologies, Inc.	228,659	$ 48,727,233
RTX Corp.	478,152	46,634,165
		95,361,398
Automobiles — 2.4%
General Motors Co.	1,051,774	47,697,951
Banks — 10.2%
Citigroup, Inc.	1,197,511	75,730,596
First Citizens BancShares, Inc., Class A	29,340	47,970,900
Wells Fargo & Co.	1,292,910	74,937,063
		198,638,559
Broadline Retail — 1.9%
Alibaba Group Holding Ltd., ADR	517,671	37,458,674
Building Products — 2.1%
Johnson Controls International PLC	631,962	41,279,758
Capital Markets — 2.0%
Carlyle Group, Inc. (The)	458,407	21,503,872
UBS Group AG, Registered Shares	587,489	18,089,334
		39,593,206
Chemicals — 1.5%
International Flavors & Fragrances, Inc.	343,684	29,553,387
Communications Equipment — 1.8%
Cisco Systems, Inc.	700,429	34,958,411
Consumer Staples Distribution & Retail — 1.6%
Dollar Tree, Inc.(a)	239,623	31,905,802
Containers & Packaging — 2.0%
Sealed Air Corp.	1,040,905	38,721,666
Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	872,273	36,600,575
Electric Utilities — 2.0%
American Electric Power Co., Inc.	462,739	39,841,828
Electrical Equipment — 1.6%
Sensata Technologies Holding PLC	867,606	31,875,844
Electronic Equipment, Instruments & Components — 1.7%
Zebra Technologies Corp., Class A(a)	113,020	34,068,749
Financial Services — 2.4%
Fidelity National Information Services, Inc.	626,440	46,469,319
Food Products — 2.8%
Kraft Heinz Co. (The)	1,469,570	54,227,133
Health Care Equipment & Supplies — 4.5%
Baxter International, Inc.	745,898	31,879,680
Medtronic PLC	645,825	56,283,649
		88,163,329
Health Care Providers & Services — 6.9%
Cardinal Health, Inc.	456,827	51,118,941
Cigna Group (The)	121,792	44,233,637
Elevance Health, Inc.	34,704	17,995,412
Humana, Inc.	64,653	22,416,488
		135,764,478
Household Durables — 1.9%
Sony Group Corp., ADR	432,777	37,106,300
Insurance — 5.8%
American International Group, Inc.	488,767	38,206,916
Security	Shares	Value
Insurance (continued)
Fidelity National Financial, Inc., Class A	727,590	$ 38,635,029
Willis Towers Watson PLC	130,350	35,846,250
		112,688,195
Life Sciences Tools & Services — 0.7%
Fortrea Holdings, Inc.(a)	364,355	14,625,210
Machinery — 1.2%
CNH Industrial NV	1,746,073	22,629,106
Media — 4.4%
Comcast Corp., Class A	855,197	37,072,790
WPP PLC	5,254,853	49,800,970
		86,873,760
Multi-Utilities — 2.1%
Sempra	558,459	40,114,110
Oil, Gas & Consumable Fuels — 7.9%
BP PLC, ADR	1,296,763	48,862,030
Chevron Corp.	237,076	37,396,368
Shell PLC	1,418,691	47,071,460
Suncor Energy, Inc.	552,430	20,390,192
		153,720,050
Personal Care Products — 1.9%
Unilever PLC, ADR	748,038	37,544,027
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	157,572	8,545,130
Sanofi SA, ADR	865,482	42,062,425
Viatris, Inc.	715,393	8,541,792
		59,149,347
Professional Services — 6.4%
Dun & Bradstreet Holdings, Inc.	3,561,530	35,757,761
Leidos Holdings, Inc.	293,782	38,511,883
SS&C Technologies Holdings, Inc.	774,811	49,874,584
		124,144,228
Technology Hardware, Storage & Peripherals — 4.1%
Samsung Electronics Co. Ltd.	755,731	46,256,070
Western Digital Corp.(a)	484,682	33,074,700
		79,330,770
Textiles, Apparel & Luxury Goods — 2.9%
Swatch Group AG (The)	96,957	22,618,350
Tapestry, Inc.	718,049	34,092,967
		56,711,317
Tobacco — 2.1%
Altria Group, Inc.	184,180	8,033,932
British American Tobacco PLC, ADR	1,060,819	32,354,979
		40,388,911
Total Common Stocks — 98.6% (Cost: $1,576,126,958)		1,927,205,398
Investment Companies
Equity Funds — 1.0%
SPDR S&P Biotech ETF(b)	191,559	18,177,033
Total Investment Companies — 1.0% (Cost: $14,578,614)		18,177,033
Total Long-Term Investments — 99.6% (Cost: $1,590,705,572)		1,945,382,431

Schedule of Investments (unaudited)  (continued)
March 31, 2024
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	18,359,772	$ 18,367,116
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(c)(d)	9,143,669	9,143,669
Total Short-Term Securities — 1.4% (Cost: $27,510,785)		27,510,785
Total Investments — 101.0% (Cost: $1,618,216,357)		1,972,893,216
Liabilities in Excess of Other Assets — (1.0)%		(18,800,419)
Net Assets — 100.0%		$ 1,954,092,797
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 18,366,924(a)	$ —	$ 192	$ —	$ 18,367,116	18,359,772	$ 2,673(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,417,229	—	(5,273,560)(a)	—	—	9,143,669	9,143,669	385,191	—
SL Liquidity Series, LLC, Money Market Series(c)	29,166,311	—	(29,181,658)(a)	15,188	159	—	—	205,494(b)	—
				$ 15,380	$ 159	$ 27,510,785		$ 593,358	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)  (continued)
March 31, 2024
BlackRock Large Cap Focus Value Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 95,361,398	$ —	$ —	$ 95,361,398
Automobiles	47,697,951	—	—	47,697,951
Banks	198,638,559	—	—	198,638,559
Broadline Retail	37,458,674	—	—	37,458,674
Building Products	41,279,758	—	—	41,279,758
Capital Markets	21,503,872	18,089,334	—	39,593,206
Chemicals	29,553,387	—	—	29,553,387
Communications Equipment	34,958,411	—	—	34,958,411
Consumer Staples Distribution & Retail	31,905,802	—	—	31,905,802
Containers & Packaging	38,721,666	—	—	38,721,666
Diversified Telecommunication Services	36,600,575	—	—	36,600,575
Electric Utilities	39,841,828	—	—	39,841,828
Electrical Equipment	31,875,844	—	—	31,875,844
Electronic Equipment, Instruments & Components	34,068,749	—	—	34,068,749
Financial Services	46,469,319	—	—	46,469,319
Food Products	54,227,133	—	—	54,227,133
Health Care Equipment & Supplies	88,163,329	—	—	88,163,329
Health Care Providers & Services	135,764,478	—	—	135,764,478
Household Durables	37,106,300	—	—	37,106,300
Insurance	112,688,195	—	—	112,688,195
Life Sciences Tools & Services	14,625,210	—	—	14,625,210
Machinery	22,629,106	—	—	22,629,106
Media	37,072,790	49,800,970	—	86,873,760
Multi-Utilities	40,114,110	—	—	40,114,110
Oil, Gas & Consumable Fuels	106,648,590	47,071,460	—	153,720,050
Personal Care Products	37,544,027	—	—	37,544,027
Pharmaceuticals	59,149,347	—	—	59,149,347
Professional Services	124,144,228	—	—	124,144,228
Technology Hardware, Storage & Peripherals	33,074,700	46,256,070	—	79,330,770
Textiles, Apparel & Luxury Goods	34,092,967	22,618,350	—	56,711,317
Tobacco	40,388,911	—	—	40,388,911
Investment Companies	18,177,033	—	—	18,177,033
Short-Term Securities
Money Market Funds	27,510,785	—	—	27,510,785
	$ 1,789,057,032	$ 183,836,184	$ —	$ 1,972,893,216
Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
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